Employee Option Plans (Details 1) - Matrix [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2015
Number of options
Outstanding at beginning of year	1,100,000
Exercised	587,500
Granted	256,890
Outstanding at end of year	769,390	1,100,000
Exercisable at end of year	51,378		1,850,000
Weighted average exercise price
Outstanding at beginning of year	$ 4.33
Exercised	4.06
Granted
Outstanding at end of year	2.61	$ 4.33
Exercisable at end of year
Weighted average remaining contractual term (in years)
Outstanding		2 years 2 months 8 days
Granted	5 years
Exercisable at end of year	2 years 2 months 8 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 9,152
Exercised	4,578
Granted	3,247
Outstanding at end of year	6,823	$ 9,152
Exercisable at end of year	$ 567